Summary of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Real estate mortgage notes payable	$ 12,596	$ 12,116
Installment notes payable	5,144	5,546
Capital lease obligations		10
Long term debt	1,293,402	1,034,573
Less current maturities	3,746	3,078
Long term debt non current	1,289,656	1,031,495
8.875% Senior Notes due 2017
Debt Instrument [Line Items]
Senior Notes		323,342
9.875% Senior Notes due 2020
Debt Instrument [Line Items]
Senior Notes	294,031	293,559
8.25% Senior Notes Due 2021
Debt Instrument [Line Items]
Senior Notes	400,000	400,000
7.625% Senior Notes due 2022
Debt Instrument [Line Items]
Senior Notes	556,631
Revolving Credit Facility
Debt Instrument [Line Items]
Senior secured revolving credit facility	$ 25,000